Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations under chartered-in vessels, barges and pushboats
	In Operation	To be delivered	Total
June 30, 2015	$ 74,373	$ 3,318	$ 77,691
June 30, 2016	59,891	18,437	78,328
June 30, 2017	54,685	33,983	88,668
June 30, 2018	51,877	39,876	91,753
June 30, 2019	45,721	39,877	85,598
June 30, 2020 and thereafter	87,256	206,688	293,944
Total	$ 373,803	$ 342,179	$ 715,982

Future minimum contractual obligations for newbuildings and subsidiary's obligations
	Drybulk Vessels	Navios Logistics
June 30, 2015	$ 4,190	$ 33,796
June 30, 2016	62,850	14,920
Total	$ 67,040	$ 48,716